Borrowings - Summary of Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 284,404	$ 4,112	₨ 209,047
Non-convertible debentures	140,719	2,035	115,747
Redeemable preference shares	19	0	30,100
Non-convertible bonds	1,263	18	1,136
Others	6,037	87	6,046
Non-current borrowings	432,442	6,252	362,076
Less: Current maturities of long-term borrowings	(85,233)	(1,232)	(94,188)
Non-current borrowings, net of current maturities	₨ 347,209	$ 5,020	₨ 267,888	[1]

[1]	Restated - Refer Note 2(b)